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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	1/31/18

Item 1. Schedule of Investments.

Invesco American Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	VK-AMVA-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.62%

Aerospace & Defense–1.99%

Textron Inc.	527,279	$30,935,459

Apparel, Accessories & Luxury Goods–4.39%

Hanesbrands, Inc.	1,558,839	33,857,983
Tapestry, Inc.	730,316	34,354,065
		68,212,048

Automotive Retail–2.14%

Advance Auto Parts, Inc.	285,152	33,359,932

Building Products–2.04%

Johnson Controls International PLC	811,481	31,753,251

Communications Equipment–4.81%

ARRIS International PLC (b)	1,362,295	34,466,064
Ciena Corp. (b)	1,895,451	40,335,197
		74,801,261

Consumer Finance–1.57%

Santander Consumer USA Holdings Inc.	1,413,050	24,375,112

Diversified Chemicals–3.08%

Eastman Chemical Co.	482,711	47,875,277

Diversified REIT’s–3.71%

Forest City Realty Trust, Inc. -Class A	1,181,264	27,724,266
Liberty Property Trust	723,087	29,943,033
		57,667,299

Electric Utilities–4.02%

Edison International	412,662	25,803,755
FirstEnergy Corp.	1,115,543	36,701,365
		62,505,120

Electronic Equipment & Instruments–3.25%

Keysight Technologies, Inc. (b)	1,083,043	50,599,769

Health Care Distributors–2.27%

AmerisourceBergen Corp.	355,052	35,388,033

Health Care Facilities–2.07%

Encompass Health Corp.	607,998	32,175,254

Health Care Services–1.56%

DaVita Inc. (b)	310,896	24,262,324

Hotels, Resorts & Cruise Lines–3.53%

Royal Caribbean Cruises Ltd.	410,672	54,845,246

Industrial Machinery–2.15%

Flowserve Corp.	739,741	33,525,062

	Shares	Value

Insurance Brokers–5.56%

Arthur J. Gallagher & Co.	593,889	$40,574,496
Willis Towers Watson PLC	286,402	45,958,929
		86,533,425

Investment Banking & Brokerage–3.16%

Stifel Financial Corp.	728,894	49,214,923

IT Consulting & Other Services–1.98%

Teradata Corp. (b)	759,383	30,755,011

Marine–2.00%

Kirby Corp. (b)	415,065	31,088,368

Oil & Gas Equipment & Services–2.55%

TechnipFMC PLC (United Kingdom)	1,223,480	39,714,161

Oil & Gas Exploration & Production–7.74%

Anadarko Petroleum Corp.	588,544	35,342,067
Devon Energy Corp.	1,056,253	43,697,187
Marathon Oil Corp.	2,275,236	41,386,543
		120,425,797

Oil & Gas Storage & Transportation–1.92%

Plains GP Holdings LP -Class A (b)	1,401,757	29,829,389

Other Diversified Financial Services–3.21%

Voya Financial, Inc.	962,653	49,971,317

Paper Packaging–0.87%

Bemis Co., Inc.	289,832	13,546,748

Pharmaceuticals–2.73%

Mylan N.V. (b)	990,187	42,429,513

Regional Banks–15.58%

Comerica Inc.	568,099	54,094,387
First Horizon National Corp.	2,154,091	42,780,247
KeyCorp	2,530,041	54,142,877
Wintrust Financial Corp.	461,190	39,616,221
Zions Bancorp.	956,437	51,676,291
		242,310,023

Research & Consulting Services–2.02%

Dun & Bradstreet Corp. (The)	253,731	31,394,137

Specialized REIT’s–1.78%

Life Storage, Inc.	332,437	27,625,515

Specialty Chemicals–1.85%

W.R. Grace & Co.	390,261	28,809,067

Trucking–2.09%

Ryder System, Inc.	373,231	32,482,294
Total Common Stocks & Other Equity Interests (Cost $1,181,534,997)		1,518,410,135

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Money Market Funds–2.77%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	15,057,535	$15,057,535
Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	10,753,049	10,755,199
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	17,208,612	17,208,612
Total Money Market Funds (Cost $43,020,728)		43,021,346
TOTAL INVESTMENTS IN SECURITIES–100.39% (Cost $1,224,555,725)		1,561,431,481
OTHER ASSETS LESS LIABILITIES–(0.39)%		(6,073,688)
NET ASSETS–100.00%		$1,555,357,793

Investment Abbreviations:

REIT    —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco American Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the valuereceived upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were no material transfers between valuation levels.

Invesco American Value Fund

Invesco Comstock Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	VK-COM-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.08%

Aerospace & Defense–1.67%

Arconic Inc.	2,421,572	$72,792,454
Textron Inc.	2,530,140	148,443,314
		221,235,768

Agricultural Products–0.63%

Archer-Daniels-Midland Co.	1,946,215	83,589,934

Aluminum–0.25%

Alcoa Corp. (b)	638,312	33,204,990

Asset Management & Custody Banks–2.83%

Bank of New York Mellon Corp. (The)	3,389,507	192,185,047
State Street Corp.	1,658,346	182,699,979
		374,885,026

Automobile Manufacturers–1.87%

General Motors Co.	5,833,366	247,393,052

Automotive Retail–0.85%

Advance Auto Parts, Inc.	961,874	112,529,639

Biotechnology–2.70%

Biogen Inc. (b)	388,118	134,991,321
Gilead Sciences, Inc.	1,207,062	101,151,796
Shire PLC	2,605,837	122,028,979
		358,172,096

Broadcasting–0.48%

CBS Corp. -Class B	1,099,734	63,355,676

Building Products–1.53%

Johnson Controls International PLC	5,180,289	202,704,709

Cable & Satellite–1.11%

Charter Communications, Inc. -Class A (b)	161,730	61,012,642
Comcast Corp. -Class A	2,010,726	85,516,177
		146,528,819

Communications Equipment–2.80%

Cisco Systems, Inc.	8,938,855	371,320,037

Construction Machinery & Heavy Trucks–0.85%

Caterpillar Inc.	693,180	112,835,840

Consumer Finance–0.93%

Ally Financial Inc.	4,127,834	122,885,618

Data Processing & Outsourced Services–0.83%

PayPal Holdings, Inc. (b)	1,282,802	109,448,667

Diversified Banks–16.33%

Bank of America Corp.	20,432,866	653,851,712
Citigroup Inc.	9,823,648	770,959,895
JPMorgan Chase & Co.	4,294,008	496,687,905

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	3,681,050	$242,139,469
		2,163,638,981

Drug Retail–0.73%

CVS Health Corp.	1,227,720	96,609,287

Electric Utilities–0.57%

FirstEnergy Corp.	2,307,346	75,911,683

Electrical Components & Equipment–2.20%

Eaton Corp. PLC	2,528,743	212,338,550
Emerson Electric Co.	1,094,207	79,034,571
		291,373,121

Fertilizers & Agricultural Chemicals–0.86%

CF Industries Holdings, Inc.	2,679,201	113,705,290

Health Care Distributors–1.98%

Cardinal Health, Inc.	1,922,614	138,024,459
McKesson Corp.	733,099	123,805,759
		261,830,218

Health Care Equipment–0.71%

Medtronic PLC	1,096,442	94,173,403

Hotels, Resorts & Cruise Lines–1.66%

Carnival Corp.	3,063,488	219,376,376

Household Products–0.73%

Reckitt Benckiser Group PLC (United Kingdom)	1,002,450	96,825,637

Hypermarkets & Super Centers–0.89%

Wal-Mart Stores, Inc.	1,106,165	117,917,189

Industrial Conglomerates–0.55%

General Electric Co.	4,533,910	73,313,325

Industrial Machinery–0.58%

Ingersoll-Rand PLC	807,366	76,401,045

Integrated Oil & Gas–9.08%

BP PLC -ADR (United Kingdom)	5,725,845	245,008,908
Chevron Corp.	2,002,851	251,057,373
Occidental Petroleum Corp.	1,550,541	116,244,059
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,357,392	306,063,214
Suncor Energy, Inc. (Canada)	7,852,765	284,662,731
		1,203,036,285

Internet Software & Services–1.70%

Altaba Inc. (b)	834,631	66,670,325
eBay Inc. (b)	3,917,547	158,974,057
		225,644,382

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Investment Banking & Brokerage–3.25%

Goldman Sachs Group, Inc. (The)	563,824	$151,042,811
Morgan Stanley	4,937,796	279,232,364
		430,275,175

IT Consulting & Other Services–0.68%

Cognizant Technology Solutions Corp. -Class A	1,159,816	90,442,452

Life & Health Insurance–1.94%

Aflac, Inc.	805,996	71,088,847
MetLife, Inc.	3,860,836	185,590,387
		256,679,234

Managed Health Care–1.60%

Anthem, Inc.	854,532	211,795,756

Movies & Entertainment–0.29%

Twenty-First Century Fox, Inc. -Class B	1,067,748	38,962,125

Multi-Line Insurance–1.34%

American International Group, Inc.	2,771,039	177,124,813

Oil & Gas Equipment & Services–1.00%

Halliburton Co.	2,465,625	132,404,063

Oil & Gas Exploration & Production–6.78%

Anadarko Petroleum Corp.	921,847	55,356,912
Canadian Natural Resources Ltd. (Canada)	4,036,932	137,813,638
Devon Energy Corp.	4,987,139	206,317,941
Hess Corp.	2,965,128	149,768,615
Marathon Oil Corp.	12,835,552	233,478,691
Noble Energy, Inc.	2,017,762	61,582,096
QEP Resources, Inc. (b)	5,823,722	54,510,038
		898,827,931

Packaged Foods & Meats–1.26%

Danone S.A. (France)	1,933,051	166,695,860

Paper Packaging–0.94%

International Paper Co.	1,977,939	124,333,246

Pharmaceuticals–6.48%

Allergan PLC	216,881	39,094,969
Merck & Co., Inc.	2,201,452	130,436,031
Mylan N.V. (b)	3,462,610	148,372,838
Novartis AG (Switzerland)	1,310,186	118,531,924
Pfizer Inc.	6,622,747	245,306,549
Sanofi -ADR (France)	4,032,354	177,141,311
		858,883,622

Property & Casualty Insurance–1.04%

Allstate Corp. (The)	1,401,911	138,466,749

Regional Banks–5.40%

Citizens Financial Group, Inc.	3,778,493	173,432,829
Fifth Third Bancorp	7,096,367	234,889,748
KeyCorp	2,571,366	55,027,232
PNC Financial Services Group, Inc. (The)	1,593,355	251,781,957
		715,131,766

	Shares	Value

Semiconductors–3.16%

Intel Corp.	4,542,193	$218,661,171
QUALCOMM Inc.	2,926,105	199,706,666
		418,367,837

Systems Software–1.65%

Microsoft Corp.	2,308,434	219,324,314

Technology Hardware, Storage & Peripherals–0.65%

NetApp, Inc.	1,402,597	86,259,716

Wireless Telecommunication Services–0.72%

Vodafone Group PLC (United Kingdom)	29,933,560	95,454,255
Total Common Stocks & Other Equity Interests (Cost $8,497,463,054)		12,729,275,007

Money Market Funds–4.41%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	204,350,117	204,350,117
Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (c)	145,948,414	145,977,603
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	233,542,990	233,542,990
Total Money Market Funds (Cost $583,857,663)		583,870,710
TOTAL INVESTMENTS IN SECURITIES–100.49% (Cost $9,081,320,717)		13,313,145,717
OTHER ASSETS LESS LIABILITIES–(0.49)%		(64,579,816)
NET ASSETS–100.00%		$13,248,565,901

Investment Abbreviations:

ADR    — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/23/2018	Deutsche Bank Securities Inc.	USD	42,027,414	CHF	39,297,124	$265,385

02/23/2018	Barclays Bank PLC	CAD	118,577,002	USD	95,149,333	(1,275,529)
02/23/2018	Barclays Bank PLC	CHF	23,338,331	USD	24,388,576	(728,869)
02/23/2018	Barclays Bank PLC	GBP	91,807,009	USD	127,735,403	(2,718,330)
02/23/2018	Barclays Bank PLC	USD	206,526,977	GBP	144,416,673	(1,317,220)
02/23/2018	CIBC World Markets Corp.	EUR	112,560,817	USD	138,323,736	(1,609,679)
02/23/2018	Deutsche Bank Securities Inc.	CAD	118,577,002	USD	95,236,682	(1,188,181)
02/23/2018	Deutsche Bank Securities Inc.	CHF	23,338,331	USD	24,408,344	(709,101)
02/23/2018	Deutsche Bank Securities Inc.	GBP	82,669,820	USD	114,870,956	(2,599,233)
02/23/2018	Goldman Sachs International	CHF	23,338,331	USD	24,398,188	(719,256)
02/23/2018	Goldman Sachs International	EUR	112,560,817	USD	138,260,702	(1,672,713)
02/23/2018	Goldman Sachs International	GBP	82,669,820	USD	114,850,701	(2,619,487)
02/23/2018	JPMorgan Chase Bank, N.A.	CAD	118,577,002	USD	95,153,151	(1,271,711)
02/23/2018	JPMorgan Chase Bank, N.A.	CHF	23,338,331	USD	24,389,264	(728,180)
02/23/2018	JPMorgan Chase Bank, N.A.	EUR	114,289,471	USD	140,357,703	(1,724,742)
02/23/2018	JPMorgan Chase Bank, N.A.	USD	233,801,947	EUR	186,612,397	(1,809,048)
02/23/2018	RBC Capital Markets Corp.	CAD	118,577,002	USD	95,152,158	(1,272,704)
02/23/2018	RBC Capital Markets Corp.	EUR	112,560,817	USD	138,235,038	(1,698,377)
02/23/2018	RBC Capital Markets Corp.	GBP	88,404,792	USD	122,864,101	(2,755,231)
02/23/2018	RBC Capital Markets Corp.	USD	165,966,296	CAD	203,978,637	(94,233)
Subtotal - Depreciation						(28,511,824)
Total Forward Foreign Currency Contracts—Currency Risk						$(28,246,439)

Abbreviations:
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro

GBP	—	British Pound Sterling
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Comstock Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,607,246,028	$122,028,979	$—	$12,729,275,007
Money Market Funds	583,870,710	—	—	583,870,710
Total Investments in Securities	13,191,116,738	122,028,979	—	13,313,145,717
Other Investments – Assets*
Forward Foreign Currency Contracts	—	265,385	—	265,385
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(28,511,824)	—	(28,511,824)
Total Other Investments	—	(28,246,439)	—	(28,246,439)
Total Investments	$13,191,116,738	$93,782,540	$—	$13,284,899,278

* Unrealized appreciation (depreciation).

Invesco Comstock Fund

Invesco Dividend Income Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	I-DIVI-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.26%

Aerospace & Defense–1.64%

General Dynamics Corp.	72,170	$16,056,382
Lockheed Martin Corp.	62,304	22,108,574
		38,164,956

Air Freight & Logistics–1.75%

United Parcel Service, Inc. -Class B	319,281	40,650,857

Asset Management & Custody Banks–2.36%

Federated Investors, Inc. -Class B	413,226	14,330,678
Waddell & Reed Financial, Inc. -Class A	1,761,384	40,511,832
		54,842,510

Electric Utilities–6.37%

American Electric Power Co., Inc.	277,837	19,109,629
Duke Energy Corp.	440,351	34,567,554
Exelon Corp.	1,188,659	45,775,258
Pinnacle West Capital Corp.	280,553	22,430,212
Portland General Electric Co.	614,565	26,026,828
		147,909,481

Electrical Components & Equipment–2.97%

ABB Ltd. (Switzerland)	1,124,197	31,345,130
Emerson Electric Co.	521,363	37,658,049
		69,003,179

Fertilizers & Agricultural Chemicals–0.43%

Nutrien Ltd. (Canada)(b)	191,215	10,003,809

Food Distributors–1.10%

Sysco Corp.	405,836	25,514,909

Gas Utilities–5.70%

National Fuel Gas Co.	683,858	38,125,083
Southwest Gas Holdings, Inc.	262,591	19,321,446
WGL Holdings Inc.	888,850	74,858,947
		132,305,476

General Merchandise Stores–2.15%
Target Corp.	662,896	49,863,037

Household Products–4.27%

Kimberly-Clark Corp.	285,416	33,393,672
Procter & Gamble Co. (The)	760,779	65,685,659
		99,079,331

Industrial Machinery–1.29%
Kennametal Inc.	615,608	30,029,358

Integrated Oil & Gas–7.19%

Exxon Mobil Corp.	470,211	41,049,420
Royal Dutch Shell PLC -Class B (United Kingdom)	544,928	19,338,655

	Shares	Value

Integrated Oil & Gas–(continued)

Suncor Energy, Inc. (Canada)	1,434,421	$51,965,691
TOTAL S.A. (France)	941,511	54,562,889
		166,916,655

Integrated Telecommunication Services–8.50%

AT&T Inc.	1,716,460	64,281,427
BT Group PLC (United Kingdom)	10,442,504	37,873,700
Deutsche Telekom AG (Germany)	2,245,560	39,378,561
Verizon Communications Inc.	1,033,675	55,890,807
		197,424,495

Motorcycle Manufacturers–1.14%

Harley-Davidson, Inc.	546,098	26,463,909

Multi-Utilities–6.95%

CMS Energy Corp.	367,874	16,462,362
Dominion Energy, Inc.	881,566	67,386,905
National Grid PLC (United Kingdom)	2,044,364	23,415,519
Public Service Enterprise Group Inc.	470,522	24,405,976
Sempra Energy	276,365	29,576,582
		161,247,344

Packaged Foods & Meats–7.59%

Campbell Soup Co.	558,646	26,004,972
Danone S.A. (France)	225,260	19,425,204
General Mills, Inc.	1,106,978	64,747,143
Kraft Heinz Co. (The)	438,403	34,366,411
Nestle S.A. (Switzerland)	365,705	31,566,655
		176,110,385

Paper Packaging–2.43%

International Paper Co.	508,283	31,950,669
Sonoco Products Co.	450,086	24,444,171
		56,394,840

Pharmaceuticals–8.61%

Bayer AG (Germany)	237,289	31,056,131
Bristol-Myers Squibb Co.	809,275	50,660,615
Eli Lilly and Co.	549,058	44,720,774
Johnson & Johnson	183,733	25,390,063
Merck & Co., Inc.	811,937	48,107,267
		199,934,850

Property & Casualty Insurance–1.43%

Travelers Cos., Inc. (The)	220,654	33,080,448

Regional Banks–5.78%

Cullen/Frost Bankers, Inc.	244,478	26,014,904
M&T Bank Corp.	459,697	87,700,994
Prosperity Bancshares, Inc.	269,464	20,425,371
		134,141,269

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Restaurants–3.22%

Darden Restaurants, Inc.	167,669	$16,071,074
McDonald’s Corp.	343,317	58,755,271
		74,826,345

Semiconductors–0.98%
Microchip Technology Inc.	238,179	22,679,404

Soft Drinks–2.97%

Coca-Cola Co. (The)	1,449,377	68,975,851

Specialized REIT’s–2.15%

Weyerhaeuser Co.	1,329,199	49,898,130

Tobacco–4.29%

Altria Group, Inc.	383,658	26,986,504
Imperial Brands PLC (United Kingdom)	852,601	35,087,006
Philip Morris International Inc.	350,448	37,578,539
		99,652,049
Total Common Stocks & Other Equity Interests (Cost $1,750,390,301)		2,165,112,877

	Shares	Value

Money Market Funds–6.40%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	51,959,443	$51,959,443
Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	37,118,704	37,126,128
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	59,382,220	59,382,220
Total Money Market Funds (Cost $148,464,079)		148,467,791
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $1,898,854,380)		2,313,580,668
OTHER ASSETS LESS LIABILITIES–0.34%		7,927,947
NET ASSETS–100.00%		$2,321,508,615

Investment Abbreviations:

REIT    —    Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/09/2018	CIBC World Markets Corp.	EUR	13,209,453	USD	16,198,487	$(238,691)
03/09/2018	Goldman Sachs International	EUR	13,200,494	USD	16,188,756	(237,276)
03/09/2018	JPMorgan Chase Bank, N.A.	EUR	13,209,452	USD	16,205,957	(231,222)
03/09/2018	RBC Capital Markets Corp.	EUR	13,209,452	USD	16,205,092	(232,087)
Total Forward Foreign Currency Contracts—Currency Risk						$(939,276)

Abbreviations:

EUR    —  Euro

USD    —  U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Dividend Income Fund

E. Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,036,229,159	$128,883,718	$—	$2,165,112,877
Money Market Funds	148,467,791	—	—	148,467,791
Total Investments in Securities	2,184,696,950	128,883,718	—	2,313,580,668
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(939,276)	—	(939,276)
Total Investments	$2,184,696,950	$127,944,442	$—	$2,312,641,392

* Unrealized appreciation (depreciation).

Invesco Dividend Income Fund

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	I-ENE-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.79%

Diversified Metals & Mining–1.09%

Turquoise Hill Resources Ltd. (Canada)(b)	2,320,614	$7,031,460

Integrated Oil & Gas–29.39%

BP PLC -ADR (United Kingdom)	946,475	40,499,665
Cenovus Energy Inc. (Canada)	1,024,402	9,769,297
Chevron Corp.	278,299	34,884,780
Exxon Mobil Corp.	142,802	12,466,615
Occidental Petroleum Corp.	292,642	21,939,371
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	515,046	36,176,831
Suncor Energy, Inc. (Canada)	947,107	34,311,453
		190,048,012

Oil & Gas Drilling–4.26%

Ensco PLC -Class A	1,126,944	6,648,969
Helmerich & Payne, Inc.	290,055	20,892,662
		27,541,631

Oil & Gas Equipment & Services–14.92%

Baker Hughes, a GE Co.	338,921	10,896,310
Core Laboratories N.V.	205,252	23,460,303
Halliburton Co.	320,303	17,200,271
Oceaneering International, Inc.	315,238	6,519,122
Schlumberger Ltd.	240,248	17,677,448
Superior Energy Services, Inc. (b)	1,338,602	13,988,391
Tidewater Inc. -Series A, Wts., expiring 07/31/2023 (b)	24,724	75,408
Tidewater Inc. -Series B, Wts., expiring 07/31/2023 (b)	26,728	73,502
Weatherford International PLC (b)	1,674,353	6,596,951
		96,487,706

Oil & Gas Exploration & Production–43.71%

Anadarko Petroleum Corp.	383,920	23,054,396
Apache Corp.	405,931	18,214,124
Cabot Oil & Gas Corp.	681,943	17,969,198
Canadian Natural Resources Ltd. (Canada)	951,501	32,482,542
Cobalt International Energy, Inc. (b)	526,022	324,819
Concho Resources Inc. (b)	43,013	6,771,967
Devon Energy Corp.	763,239	31,575,197
EOG Resources, Inc.	179,327	20,622,605
Hess Corp.	521,447	26,338,288
Noble Energy, Inc.	1,005,609	30,691,187
PrairieSky Royalty Ltd. (Canada)	1,124,043	27,836,057
Range Resources Corp.	1,452,321	20,695,574
Tullow Oil PLC (Ghana)(b)	3,453,623	9,794,649
Whiting Petroleum Corp. (b)	584,141	16,309,217
		282,679,820

	Shares	Value

Oil & Gas Refining & Marketing–5.42%

Caltex Australia Ltd. (Australia)	554,661	$15,522,653

Phillips 66	190,652	19,522,765
		35,045,418
Total Common Stocks & Other Equity Interests (Cost $751,731,134)		638,834,047

	Principal Amount

Bonds & Notes–0.91%

Oil & Gas Exploration & Production–0.91%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024 (Cost $7,953,653)	$17,188,000	5,908,375

	Shares

Money Market Funds–0.48%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	1,085,665	1,085,665
Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (c)	775,316	775,471
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	1,240,760	1,240,760
Total Money Market Funds (Cost $3,101,896)		3,101,896
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $762,786,683)		647,844,318
OTHER ASSETS LESS LIABILITIES–(0.18)%		(1,180,565)
NET ASSETS–100.00%		$646,663,753

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Sr.	—Senior
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Energy Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Energy Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$623,311,394	$15,522,653	$—	$638,834,047
Bonds & Notes	—	5,908,375	—	5,908,375
Money Market Funds	3,101,896	—	—	3,101,896
Total Investments	$626,413,290	$21,431,028	$—	$647,844,318

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2018

invesco.com/us	I-GPM-QTR-1 03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.03%

Australia–1.25%

Gold Road Resources Ltd. (a)	5,321,130	$3,430,213

Brazil–2.11%

Yamana Gold Inc.	1,684,154	5,793,490

Canada–75.09%

Agnico Eagle Mines Ltd.	266,322	12,591,704
Alamos Gold Inc. -Class A	1,144,697	6,858,876
Atlantic Gold Corp. (a)	578,510	794,863
B2Gold Corp. (a)	3,101,434	9,379,947
Barrick Gold Corp.	529,273	7,610,946
Belo Sun Mining Corp. (a)	10,695,574	3,130,412
Chesapeake Gold Corp. (a)	517,524	1,367,441
Continental Gold Inc. (a)	3,946,097	11,742,045
Detour Gold Corp. (a)	684,163	7,308,863
Franco-Nevada Corp.	151,305	11,569,297
Goldcorp, Inc.	816,653	11,694,471
INV Metals Inc. (a)	2,765,989	1,619,115
Ivanhoe Mines Ltd. -Class A (a)	2,548,055	7,291,995
Kinross Gold Corp. (a)	3,946,643	17,134,206
Lundin Gold Inc. (a)	2,074,124	8,600,026
Nevsun Resources Ltd.	2,610,839	5,455,168
New Gold Inc. (a)	1,941,822	5,872,827
Northern Empire Resources Corp. (a)	2,456,631	2,476,604
Premier Gold Mines Ltd. (a)	1,381,745	3,898,094
Pretium Resources Inc. (a)	902,194	6,278,683
Sandstorm Gold Ltd. (a)	1,792,324	9,427,916
SEMAFO Inc. (a)	3,211,742	9,504,667
Superior Gold Inc. (a)	916,061	811,794
TMAC Resources Inc. -REGS (a)(b)	762,045	5,495,398
Torex Gold Resources Inc. (a)	1,094,295	11,289,922
Turquoise Hill Resources Ltd. (a)	5,360,832	16,344,000
Wheaton Precious Metals Corp.	483,139	10,430,971
		205,980,251

	Shares	Value

Jersey–2.90%

Randgold Resources Ltd. -ADR	78,626	$7,953,806

Mexico–2.07%

Fresnillo PLC	297,646	5,679,714

Monaco–1.89%

Endeavour Mining Corp. (a)	281,315	5,194,035

Tanzania–1.04%

Acacia Mining PLC	1,084,427	2,856,087

United States–13.68%

Boart Longyear Ltd. (a)	8,083,336	71,649
Boart Longyear Ltd.-Wts., expiring 09/13/2024 (a)	11,188,146	45,077
Coeur Mining, Inc. (a)	561,769	4,516,623
iShares® Gold Trust - ETF (a)	639,300	8,259,756
Newmont Mining Corp.	363,203	14,713,353
SPDR® Gold Trust - ETF (a)	68,800	8,782,320
Tahoe Resources Inc.	255,282	1,126,977
		37,515,755
Total Common Stocks & Other Equity Interests (Cost $292,718,397)		274,403,351

Money Market Funds–0.91%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	871,145	871,145
Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	622,198	622,323
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	995,595	995,595
Total Money Market Funds (Cost $2,489,013)		2,489,063
TOTAL INVESTMENTS IN SECURITIES–100.94% (Cost $295,207,410)		276,892,414
OTHER ASSETS LESS LIABILITIES–(0.94)%		(2,576,476)
NET ASSETS–100.00%		$274,315,938

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
REGS	—Regulation S
SPDR	—Standard & Poor’s Depositary Receipt
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented 2.00% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Gold & Precious Metals Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were transfers from Level 2 to Level 1 of $9,109,927, due to foreign fair value adjustments.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2018

invesco.com/us	VK-MCG-QTR-1 03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.01%

Aerospace & Defense–2.23%

Huntington Ingalls Industries, Inc.	125,025	$29,698,439

Raytheon Co.	172,848	36,114,861

		65,813,300

Alternative Carriers–1.08%

Zayo Group Holdings, Inc. (b)	865,926	31,779,484

Apparel Retail–1.39%

Burlington Stores, Inc. (b)	337,210	41,041,829

Application Software–5.18%

Cadence Design Systems, Inc. (b)	546,236	24,504,147

Guidewire Software Inc. (b)	517,138	41,086,614

SS&C Technologies Holdings, Inc.	968,433	48,692,811

Tyler Technologies, Inc. (b)	190,633	38,414,456

		152,698,028

Auto Parts & Equipment–1.15%

Aptiv PLC	357,453	33,915,141

Biotechnology–4.25%

BioMarin Pharmaceutical Inc. (b)	471,875	42,577,281

Neurocrine Biosciences, Inc. (b)	764,623	65,352,328

Sarepta Therapeutics, Inc. (b)	266,322	17,454,744

		125,384,353

Building Products–4.43%

A.O. Smith Corp.	471,277	31,471,878

American Woodmark Corp. (b)	143,469	19,490,264

Builders FirstSource, Inc. (b)	881,897	18,890,234

Masco Corp.	832,035	37,158,683

Owens Corning	253,951	23,609,824

		130,620,883

Casinos & Gaming–1.12%

Wynn Resorts Ltd.	199,820	33,088,194

Communications Equipment–1.12%

F5 Networks, Inc. (b)	227,856	32,934,306

Construction & Engineering–0.72%

Quanta Services, Inc. (b)	548,749	21,121,349

Construction Machinery & Heavy Trucks–0.59%

WABCO Holdings Inc. (b)	112,866	17,425,382

Construction Materials–1.37%

Summit Materials, Inc. -Class A (b)	1,260,814	40,283,007

	Shares	Value

Data Processing & Outsourced Services–5.86%

Black Knight, Inc. (b)	934,361	$46,250,869

Broadridge Financial Solutions, Inc.	358,593	34,571,951

Fidelity National Information Services, Inc.	469,258	48,033,249

Worldpay, Inc. -Class A (b)	546,806	43,913,990

		172,770,059

Distillers & Vintners–1.77%

Constellation Brands, Inc. -Class A	237,778	52,185,138

Diversified Chemicals–0.90%

Chemours Co. (The)	514,199	26,542,952

Electrical Components & Equipment–0.57%

Rockwell Automation, Inc.	84,588	16,688,366

Electronic Components–1.57%

Amphenol Corp. -Class A	499,643	46,351,881

Electronic Equipment & Instruments–0.53%

FLIR Systems, Inc.	303,312	15,532,607

Electronic Manufacturing Services–1.01%

Flex Ltd. (b)	1,650,661	29,728,405

Environmental & Facilities Services–1.22%

Republic Services, Inc.	524,411	36,079,477

Financial Exchanges & Data–4.36%

Intercontinental Exchange, Inc.	422,573	31,202,791

London Stock Exchange Group PLC (United Kingdom)	492,792	27,475,887

MarketAxess Holdings, Inc.	210,130	41,229,607

S&P Global Inc.	159,069	28,807,396

		128,715,681

General Merchandise Stores–1.97%

Dollar Tree, Inc. (b)	505,018	58,077,070

Health Care Equipment–6.01%

Boston Scientific Corp. (b)	1,561,327	43,654,703

DexCom Inc. (b)	493,591	28,726,996

Hologic, Inc. (b)	996,846	42,565,324

LivaNova PLC (b)	238,803	20,429,597

Penumbra, Inc. (b)	419,326	41,764,870

		177,141,490

Home Entertainment Software–2.30%

Electronic Arts Inc. (b)	355,979	45,195,094

Nintendo Co., Ltd. (Japan)	51,600	22,725,067

		67,920,161

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Homebuilding–0.60%

D.R. Horton, Inc.	361,753	$17,743,985

Hotels, Resorts & Cruise Lines–2.16%

Hilton Worldwide Holdings Inc.	343,942	29,458,632

Royal Caribbean Cruises Ltd.	257,329	34,366,288

		63,824,920

Industrial Conglomerates–0.77%

Roper Technologies, Inc.	80,784	22,667,183

Industrial Machinery–2.87%

Ingersoll-Rand PLC	319,186	30,204,571

John Bean Technologies Corp.	134,643	15,315,642

Stanley Black & Decker Inc.	235,618	39,166,780

		84,686,993

Insurance Brokers–1.09%

Brown & Brown, Inc.	614,447	32,246,179

Internet Software & Services–4.08%

CoStar Group Inc. (b)	154,259	53,390,582

GoDaddy, Inc. -Class A (b)	570,540	31,510,924

LogMeIn, Inc.	282,742	35,568,944

		120,470,450

Investment Banking & Brokerage–2.89%

E*TRADE Financial Corp. (b)	944,942	49,798,443

TD Ameritrade Holding Corp.	635,254	35,440,821

		85,239,264

IT Consulting & Other Services–1.95%

DXC Technology Co.	218,464	21,748,091

Gartner, Inc. (b)	258,614	35,880,107

		57,628,198

Life Sciences Tools & Services–2.04%

Mettler-Toledo International Inc. (b)	58,458	39,474,349

Syneos Health, Inc. (b)	541,113	20,751,684

		60,226,033

Managed Health Care–2.79%

Centene Corp. (b)	402,305	43,143,188

Humana Inc.	138,969	39,165,633

		82,308,821

Metal & Glass Containers–1.01%

Berry Global Group, Inc. (b)	501,816	29,702,489

Movies & Entertainment–0.79%

Cinemark Holdings, Inc.	636,651	23,428,757

Oil & Gas Equipment & Services–1.05%

Halliburton Co.	575,670	30,913,479

	Shares	Value

Oil & Gas Exploration & Production–0.87%

Diamondback Energy Inc. (b)	205,555	$25,797,152

Oil & Gas Storage & Transportation–1.12%

Cheniere Energy, Inc. (b)	584,247	33,045,010

Packaged Foods & Meats–1.44%

Pinnacle Foods Inc.	685,988	42,490,097

Pharmaceuticals–0.75%

Zoetis Inc.	287,037	22,024,349

Railroads–1.27%

Genesee & Wyoming Inc. -Class A (b)	467,326	37,315,981

Regional Banks–0.84%

Zions Bancorp.	458,211	24,757,140

Restaurants–1.35%

Domino’s Pizza, Inc.	183,609	39,815,612

Semiconductor Equipment–1.45%

Entegris, Inc.	653,771	21,280,246

Teradyne, Inc.	467,679	21,438,405

		42,718,651

Semiconductors–3.79%

Microchip Technology Inc.	431,475	41,085,050

Microsemi Corp. (b)	618,647	38,226,198

Qorvo, Inc. (b)	452,826	32,499,322

		111,810,570

Specialized Consumer Services–0.89%

ServiceMaster Global Holdings, Inc. (b)	495,930	26,145,430

Specialized REIT’s–3.61%

Equinix, Inc.	99,034	45,079,286

SBA Communications Corp. -Class A (b)	351,540	61,343,730

		106,423,016

Specialty Chemicals–1.22%

Sherwin-Williams Co. (The)	86,581	36,113,801

Systems Software–2.81%

Red Hat, Inc. (b)	138,142	18,149,096

ServiceNow, Inc. (b)	435,319	64,805,939

		82,955,035

Technology Hardware, Storage & Peripherals–0.81%

NetApp, Inc.	389,935	23,981,002

Total Common Stocks & Other Equity Interests (Cost $2,091,229,956)		2,920,318,140

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Money Market Funds–1.49%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	15,339,039	$15,339,039

Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	10,953,617	10,955,807

Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	17,530,331	17,530,331

Total Money Market Funds (Cost $43,824,914)		43,825,177

TOTAL INVESTMENTS IN SECURITIES–100.50% (Cost $2,135,054,870)		2,964,143,317

OTHER ASSETS LESS LIABILITIES–(0.50)%		(14,798,124)

NET ASSETS–100.00%		$2,949,345,193

Investment Abbreviations:

REIT     —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Mid Cap Growth Fund

A.    Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Mid Cap Growth Fund

D.    Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,897,593,073	$22,725,067	$—	$2,920,318,140
Money Market Funds	43,825,177	—	—	43,825,177
Total Investments	$2,941,418,250	$22,725,067	$—	$2,964,143,317

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	VK-SCV-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–97.37%

Advertising–3.59%

Interpublic Group of Cos., Inc. (The)	2,540,900	$55,620,301
MDC Partners Inc. -Class A (b)(c)	4,547,879	40,930,911
		96,551,212

Agricultural & Farm Machinery–0.40%

AGCO Corp.	149,494	10,856,254

Asset Management & Custody Banks–3.85%

Affiliated Managers Group, Inc.	377,900	75,440,177
SEI Investments Co.	371,900	27,948,285
		103,388,462

Auto Parts & Equipment–2.33%

Dana Inc.	1,358,940	44,831,431
Modine Manufacturing Co. (c)	117,933	2,753,735
Motorcar Parts of America, Inc. (c)	548,728	14,936,376
		62,521,542

Automobile Manufacturers–0.20%

Winnebago Industries, Inc.	119,659	5,438,502

Building Products–2.79%

Builders FirstSource, Inc. (c)	3,505,012	75,077,357

Construction & Engineering–3.31%

AECOM (c)	2,271,899	88,853,970

Consumer Finance–5.29%

SLM Corp. (c)	7,209,000	82,470,960
Synchrony Financial	1,506,100	59,762,048
		142,233,008

Diversified Metals & Mining–0.00%

Ferroglobe Representation & Warranty Insurance Trust (c)(d)	1,203,948	0

Electronic Components–2.71%

Belden Inc.	860,668	72,958,826

Electronic Equipment & Instruments–2.81%

FLIR Systems, Inc.	1,472,959	75,430,230

Electronic Manufacturing Services–0.49%

Flex Ltd. (c)	726,139	13,077,763

Environmental & Facilities Services–2.01%

Stericycle, Inc. (c)	379,400	28,591,584
Team, Inc. (c)	1,493,509	25,389,653
		53,981,237

Health Care Distributors–5.11%

Cardinal Health, Inc.	886,300	63,627,477

	Shares	Value

Health Care Distributors–(continued)

McKesson Corp.	437,200	$73,834,336
		137,461,813

Health Care Equipment–1.01%

Invacare Corp.	1,476,500	27,167,600

Health Care Facilities–7.52%

Acadia Healthcare Co., Inc. (c)	2,019,700	68,831,376
Brookdale Senior Living Inc. (c)	4,903,121	46,579,650
Capital Senior Living Corp. (c)	1,044,200	11,778,576
Hanger, Inc. (b)(c)	4,723,233	75,004,940
		202,194,542

Home Furnishings–0.41%

Ethan Allen Interiors Inc.	445,500	11,070,675

Homebuilding–0.79%

LGI Homes, Inc. (c)	37,216	2,518,779
TRI Pointe Group, Inc. (c)	1,153,200	18,808,692
		21,327,471

Hotels, Resorts & Cruise Lines–2.40%

Norwegian Cruise Line Holdings Ltd. (c)	1,063,400	64,590,916

Human Resource & Employment Services–2.62%

Kforce Inc. (b)	2,015,876	52,311,982
ManpowerGroup Inc.	51,533	6,770,921
TrueBlue, Inc. (c)	410,677	11,232,016
		70,314,919

Industrial Machinery–1.71%

ITT Inc.	821,600	46,009,600

Investment Banking & Brokerage–7.02%

E*TRADE Financial Corp. (c)	1,544,500	81,395,150
Greenhill & Co., Inc.	527,773	9,790,189
LPL Financial Holdings, Inc.	1,633,319	97,443,812
		188,629,151

Leisure Products–5.66%

American Outdoor Brands Corp. (b)(c)	4,578,999	54,627,458
Mattel, Inc.	3,935,000	62,330,400
Sturm, Ruger & Co, Inc.	504,372	26,706,497
Vista Outdoor Inc. (c)	564,405	8,550,736
		152,215,091

Life & Health Insurance–2.01%

CNO Financial Group, Inc.	2,199,118	54,076,312

Oil & Gas Equipment & Services–1.86%

Forum Energy Technologies Inc. (c)	1,637,500	27,673,750
Helix Energy Solutions Group Inc. (c)	2,954,000	22,243,620
		49,917,370

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Pharmaceuticals–1.59%

Mylan N.V. (c)	1,000,200	$42,858,570

Property & Casualty Insurance–3.18%

AmTrust Financial Services, Inc.	6,365,150	85,420,313

Real Estate Services–2.26%

Realogy Holdings Corp.	2,203,796	60,626,428

Regional Banks–3.96%

First Horizon National Corp.	2,406,267	47,788,463
SVB Financial Group (c)	104,800	25,838,440
Zions Bancorp.	609,900	32,952,897
		106,579,800

Research & Consulting Services–3.25%

Dun & Bradstreet Corp. (The)	219,537	27,163,313
Huron Consulting Group Inc. (c)	323,016	12,969,092
Navigant Consulting, Inc. (c)	1,328,838	27,267,756
Resources Connection Inc.	1,215,948	19,880,750
		87,280,911

Specialty Chemicals–1.43%

Flotek Industries, Inc. (c)	2,380,500	13,092,750
Kraton Corp. (c)	505,507	25,406,782
		38,499,532

Specialty Stores–0.47%

MarineMax, Inc. (c)	549,171	12,603,475

Steel–4.89%

Allegheny Technologies, Inc. (c)	2,136,100	57,589,256
Carpenter Technology Corp.	1,438,278	73,927,489
		131,516,745

Thrifts & Mortgage Finance–7.05%

BofI Holding, Inc. (c)	2,413,212	86,803,235
MGIC Investment Corp. (c)	3,334,113	49,411,555
Radian Group Inc.	2,418,186	53,369,365
		189,584,155

Trading Companies & Distributors–1.39%

BMC Stock Holdings, Inc. (c)	1,084,295	24,288,208
DXP Enterprises, Inc. (c)	381,300	13,044,273
		37,332,481
Total Common Stocks (Cost $2,088,142,928)		2,617,646,233

	Shares	Value

Money Market Funds–2.65%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (e)	24,930,605	$24,930,605
Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (e)	17,803,709	17,807,269
Invesco Treasury Portfolio – Institutional Class, 1.22% (e)	28,492,120	28,492,120
Total Money Market Funds (Cost $71,228,482)		71,229,994
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $2,159,371,410)		2,688,876,227
OTHER ASSETS LESS LIABILITIES–(0.02)%		(592,303)
NET ASSETS–100.00%		$2,688,283,924

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2018 was $222,875,291, which represented 8.29% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Small Cap Value Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,617,646,233	$—	$0	$2,617,646,233
Money Market Funds	71,229,994	—	—	71,229,994
Total Investments	$2,688,876,227	$—	$0	$2,688,876,227

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2018.

Invesco Small Cap Value Fund

	Value 04/30/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 01/31/18	Dividend Income
American Outdoor Brands Corp.	$46,519,430	$39,193,594	$—	$(31,085,566)	$—	$54,627,458	$—
Hanger, Inc.	61,827,120	—	—	13,177,820	—	75,004,940	—
Kforce Inc.	47,022,823	—	(1,479,766)	6,598,313	170,612	52,311,982	745,736
MDC Partners Inc. -Class A	40,703,517	—	—	227,394	—	40,930,911	—
Team, Inc. (a)	12,688,972	15,579,313	—	(2,878,632)	—	25,389,653	—
Total	$208,761,862	$54,772,907	$(1,479,766)	$(13,960,671)	$170,612	$248,264,944	$745,736

(a) As of January 31, 2018, this security is no longer considered as an affiliate of the fund.

Invesco Small Cap Value Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	I-TEC-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.89%

Aerospace & Defense–1.58%

Raytheon Co.	70,545	$14,739,672

Application Software–1.92%

salesforce.com, inc. (b)	157,089	17,894,008

Biotechnology–4.75%

Alexion Pharmaceuticals, Inc. (b)	67,809	8,090,970
Amgen Inc.	51,175	9,521,108
BioMarin Pharmaceutical Inc. (b)	106,912	9,646,670
Celgene Corp. (b)	166,838	16,877,332
		44,136,080

Cable & Satellite–2.77%

Charter Communications, Inc. -Class A (b)	36,412	13,736,427
Comcast Corp. -Class A	283,505	12,057,468
		25,793,895

Communications Equipment–3.66%

Cisco Systems, Inc.	543,222	22,565,442
Palo Alto Networks, Inc. (b)	72,640	11,467,677
		34,033,119

Consumer Electronics–4.20%

Sony Corp. (Japan)	815,600	39,042,950

Data Processing & Outsourced Services–5.06%

First Data Corp. -Class A (b)	101,385	1,794,514
Mastercard Inc. -Class A	132,145	22,332,505
Visa Inc. -Class A	184,399	22,907,888
		47,034,907

Electronic Equipment & Instruments–0.69%

Keysight Technologies, Inc. (b)	138,029	6,448,715

Health Care Equipment–2.29%

Intuitive Surgical, Inc. (b)	29,516	12,741,172
Stryker Corp.	51,802	8,515,213
		21,256,385

Home Entertainment Software–14.93%

Activision Blizzard, Inc.	268,910	19,934,298
Electronic Arts Inc. (b)	196,029	24,887,842
Nintendo Co., Ltd. (Japan)	82,100	36,157,520
Sea Ltd. -ADR (Singapore)(b)(c)	657,280	8,058,253
Take-Two Interactive Software, Inc. (b)	238,822	30,251,583
UbiSoft Entertainment S.A. (France)(b)	227,270	19,451,814
		138,741,310

	Shares	Value

Internet & Direct Marketing Retail–11.13%

Amazon.com, Inc. (b)	56,208	$81,551,625
Netflix Inc. (b)	43,771	11,831,301
Priceline Group Inc. (The) (b)	5,257	10,051,647
		103,434,573

Internet Software & Services–17.10%

Alibaba Group Holding Ltd. -ADR (China)(b)	223,174	45,592,217
Alphabet Inc. -Class A (b)	40,538	47,924,834
Alphabet Inc. -Class C (b)	15,785	18,467,503
Baidu, Inc. -ADR (China)(b)	17,260	4,261,839
Facebook, Inc. -Class A (b)	228,481	42,700,814
		158,947,207

Life Sciences Tools & Services–1.96%

IQVIA Holdings Inc. (b)	80,206	8,196,251
Thermo Fisher Scientific, Inc.	44,673	10,011,666
		18,207,917

Managed Health Care–3.35%

UnitedHealth Group Inc.	131,565	31,151,961

Research & Consulting Services–0.51%

Equifax Inc.	37,684	4,707,862

Semiconductor Equipment–4.95%

Applied Materials, Inc.	406,395	21,794,964
ASML Holding N.V. -New York Shares (Netherlands)	119,244	24,201,762
		45,996,726

Semiconductors–5.28%

Broadcom Ltd.	64,160	15,913,605
Integrated Device Technology, Inc. (b)	702,859	21,015,484
NVIDIA Corp.	49,494	12,165,625
		49,094,714

Systems Software–5.49%

Microsoft Corp.	438,564	41,667,966
ServiceNow, Inc. (b)	62,768	9,344,272
		51,012,238

Technology Hardware, Storage & Peripherals–6.31%

Apple Inc.	350,270	58,645,706

Tobacco–0.96%

Philip Morris International Inc.	82,912	8,890,654
Total Common Stocks & Other Equity Interests (Cost $461,192,447)		919,210,599

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Money Market Funds–0.47%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (d)	1,540,482	$1,540,482
Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (d)	1,100,114	1,100,334
Invesco Treasury Portfolio – Institutional Class, 1.22% (d)	1,760,550	1,760,550
Total Money Market Funds (Cost $4,401,316)		4,401,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.36% (Cost $465,593,763)		923,611,965

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–0.11%
Invesco Government & Agency Portfolio – Institutional Class, 1.24% (Cost $1,007,388)(d)(e)	1,007,388	1,007,388
TOTAL INVESTMENTS IN SECURITIES–99.47% (Cost $466,601,151)		924,619,353
OTHER ASSETS LESS LIABILITIES–0.53%		4,901,892
NET ASSETS–100.00%		$929,521,245

Investment Abbreviations:

ADR  —  American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Technology Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Technology Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco Technology Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were transfers from level 1 to level 2 of $39,042,950, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$844,010,129	$75,200,470	$—	$919,210,599
Money Market Funds	5,408,754	—	—	5,408,754
Total Investments	$849,418,883	$75,200,470	$—	$924,619,353

Invesco Technology Fund

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	MS-TECH-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.10%

Aerospace & Defense–1.59%

Raytheon Co.	7,933	$1,657,521

Application Software–1.93%

salesforce.com, inc. (b)	17,693	2,015,410

Biotechnology–4.77%

Alexion Pharmaceuticals, Inc. (b)	7,647	912,440
Amgen Inc.	5,766	1,072,764
BioMarin Pharmaceutical Inc. (b)	12,045	1,086,820
Celgene Corp. (b)	18,791	1,900,898
		4,972,922

Cable & Satellite–2.79%

Charter Communications, Inc. -Class A (b)	4,104	1,548,234
Comcast Corp. -Class A	31,929	1,357,940
		2,906,174

Communications Equipment–3.68%

Cisco Systems, Inc.	61,201	2,542,290
Palo Alto Networks, Inc. (b)	8,183	1,291,850
		3,834,140

Consumer Electronics–4.23%

Sony Corp. (Japan)	92,000	4,404,060

Data Processing & Outsourced Services–5.08%

First Data Corp. -Class A (b)	11,373	201,302
Mastercard Inc. -Class A	14,882	2,515,058
Visa Inc. -Class A	20,768	2,580,009
		5,296,369

Electronic Equipment & Instruments–0.70%

Keysight Technologies, Inc. (b)	15,532	725,655

Health Care Equipment–2.30%

Intuitive Surgical, Inc. (b)	3,324	1,434,871
Stryker Corp.	5,842	960,308
		2,395,179

Home Entertainment Software–15.03%

Activision Blizzard, Inc.	30,426	2,255,479
Electronic Arts Inc. (b)	22,085	2,803,912
Nintendo Co., Ltd. (Japan)	9,300	4,095,797
Sea Ltd. -ADR (Singapore)(b)	74,052	907,878
Take-Two Interactive Software, Inc. (b)	26,893	3,406,536
UbiSoft Entertainment S.A. (France)(b)	25,599	2,190,993
		15,660,595

Internet & Direct Marketing Retail–11.18%

Amazon.com, Inc. (b)	6,326	9,178,330

	Shares	Value

Internet & Direct Marketing Retail–(continued)

Netflix Inc. (b)	4,922	$1,330,416
Priceline Group Inc. (The) (b)	594	1,135,758
		11,644,504

Internet Software & Services–17.18%

Alibaba Group Holding Ltd. -ADR (China)(b)	25,033	5,113,992
Alphabet Inc. -Class A (b)	4,583	5,418,114
Alphabet Inc. -Class C (b)	1,775	2,076,644
Baidu, Inc. -ADR (China)(b)	1,944	480,012
Facebook, Inc. -Class A (b)	25,728	4,808,306
		17,897,068

Life Sciences Tools & Services–1.97%

IQVIA Holdings Inc. (b)	9,018	921,549
Thermo Fisher Scientific, Inc.	5,054	1,132,652
		2,054,201

Managed Health Care–3.47%

UnitedHealth Group Inc.	15,287	3,619,656

Research & Consulting Services–0.31%

Equifax Inc.	2,612	326,317

Semiconductor Equipment–4.97%

Applied Materials, Inc.	45,782	2,455,289
ASML Holding N.V. -New York Shares (Netherlands)	13,434	2,726,564
		5,181,853

Semiconductors–5.10%

Broadcom Ltd.	6,352	1,575,487
Integrated Device Technology, Inc. (b)	79,235	2,369,127
NVIDIA Corp.	5,568	1,368,614
		5,313,228

Systems Software–5.54%

Microsoft Corp.	49,648	4,717,056
ServiceNow, Inc. (b)	7,070	1,052,511
		5,769,567

Technology Hardware, Storage & Peripherals–6.32%

Apple Inc.	39,357	6,589,543

Tobacco–0.96%

Philip Morris International Inc.	9,300	997,239
Total Common Stocks & Other Equity Interests (Cost $59,453,944)		103,261,201

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Money Market Funds–0.13%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	46,135	$46,135

Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (c)	32,961	32,968

Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	52,726	52,726
Total Money Market Funds (Cost $131,826)		131,829
TOTAL INVESTMENTS IN SECURITIES–99.23% (Cost $59,585,770)		103,393,030
OTHER ASSETS LESS LIABILITIES–0.77%		807,982
NET ASSETS–100.00%		$104,201,012

Investment Abbreviations:

ADR  —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Technology Sector Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco Technology Sector Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $4,404,060, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$94,761,344	$8,499,857	$—	$103,261,201
Money Market Funds	131,829	—	—	131,829
Total Investments	$94,893,173	$8,499,857	$—	$103,393,030

Invesco Technology Sector Fund

Invesco Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	VK-VOPP-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–97.66%

Advertising–4.23%

Interpublic Group of Cos., Inc. (The)	1,046,700	$22,912,263

Omnicom Group Inc.	200,655	15,380,206

		38,292,469

Agricultural & Farm Machinery–0.51%

AGCO Corp.	63,304	4,597,136

Asset Management & Custody Banks–3.93%

Affiliated Managers Group, Inc.	132,700	26,490,901

SEI Investments Co.	121,600	9,138,240

		35,629,141

Auto Parts & Equipment–1.54%

Dana Inc.	422,568	13,940,518

Construction & Engineering–3.80%

AECOM (b)	879,390	34,392,943

Consumer Finance–7.26%

SLM Corp. (b)	2,751,700	31,479,448

Synchrony Financial	863,300	34,255,744

		65,735,192

Diversified Banks–10.46%

Bank of America Corp.	920,194	29,446,208

Citigroup Inc.	417,921	32,798,440

JPMorgan Chase & Co.	281,305	32,538,549

		94,783,197

Electronic Components–2.79%

Belden Inc.	298,392	25,294,690

Electronic Equipment & Instruments–2.92%

FLIR Systems, Inc.	516,900	26,470,449

Electronic Manufacturing Services–0.66%

Flex Ltd. (b)	331,380	5,968,154

Environmental & Facilities Services–1.59%

Stericycle, Inc. (b)	190,600	14,363,616

Health Care Distributors–7.80%

Cardinal Health, Inc.	477,900	34,308,441

McKesson Corp.	215,500	36,393,640

		70,702,081

Health Care Facilities–5.12%

Acadia Healthcare Co., Inc. (b)	811,800	27,666,144

Brookdale Senior Living Inc. (b)	1,974,385	18,756,657

		46,422,801

Homebuilding–1.14%

D.R. Horton, Inc.	211,100	10,354,455

	Shares	Value

Hotels, Resorts & Cruise Lines–2.33%

Norwegian Cruise Line Holdings Ltd. (b)	348,000	$21,137,520

Industrial Machinery–1.96%

ITT Inc.	316,600	17,729,600

Investment Banking & Brokerage–7.76%

E*TRADE Financial Corp. (b)	373,500	19,683,450

LPL Financial Holdings, Inc.	508,966	30,364,912

TD Ameritrade Holding Corp.	363,500	20,279,665

		70,328,027

Leisure Products–2.76%

Mattel, Inc.	1,580,300	25,031,952

Life & Health Insurance–2.26%

MetLife, Inc.	426,800	20,516,276

Managed Health Care–4.66%

Anthem, Inc.	121,100	30,014,635

Cigna Corp.	58,400	12,167,640

		42,182,275

Oil & Gas Exploration & Production–1.10%

Apache Corp.	221,900	9,956,653

Pharmaceuticals–4.36%

Mylan N.V. (b)	645,100	27,642,535

Novartis AG (Switzerland)	131,100	11,860,557

		39,503,092

Property & Casualty Insurance–3.74%

AmTrust Financial Services, Inc.	2,523,345	33,863,290

Real Estate Services–2.23%

Realogy Holdings Corp.	734,050	20,193,715

Regional Banks–0.84%

SVB Financial Group (b)	30,700	7,569,085

Research & Consulting Services–1.48%

Dun & Bradstreet Corp. (The)	108,299	13,399,835

Steel–2.23%

Allegheny Technologies, Inc. (b)	750,100	20,222,696

Systems Software–2.78%

Oracle Corp.	487,900	25,170,761

Thrifts & Mortgage Finance–3.42%

MGIC Investment Corp. (b)	1,004,516	14,886,927

Radian Group Inc.	728,549	16,079,077

		30,966,004

Total Common Stocks (Cost $710,908,581)		884,717,623

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Money Market Funds–2.43%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	7,709,679	$7,709,679

Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (c)	5,505,571	5,506,672

Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	8,811,062	8,811,062

Total Money Market Funds (Cost $22,027,239)		22,027,413

TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $732,935,820)		906,745,036

OTHER ASSETS LESS LIABILITIES–(0.09)%		(808,948)

NET ASSETS–100.00%		$905,936,088

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended January 31, 2018, there were no material transfers between valuation levels.

Invesco Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 14, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 14, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.